Financial Instruments - Net (Gains) Losses from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Net realized risk management loss (gain)	$ 32	$ 64	$ (99)
Net unrealized risk management (gain) loss	(39)	13	(35)
Gains (losses) on change in fair value of derivatives	$ (7)	$ 77	$ (134)